BASIS OF PRESENTATION - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of reinsured vehicle service contracts	$ (4,596)	$ (4,543)
Revision of Prior Period, Reclassification, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of reinsured vehicle service contracts	63
Common Control Entity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in non-cash investing and financing activities	$ 195